SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - Stardust Power Inc And Subsidiary [Member] - $ / shares	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Number of shares, Granted		550,000
Weighted Average Grant Date Fair Value - Granted		$ 0.00001
Number of shares, Vested	(27,250)	(381,875)
Weighted Average Grant Date Fair Value - Vested	$ 0.00001	$ 0.00001
Number of shares, Forfeited		(100,000)
Weighted Average Grant Date Fair Value - Forfeited		$ 0.00001
Number of shares, Unvested	40,875	68,125
Weighted Average Grant Date Fair Value - Unvested	$ 0.00001	$ 0.00001
Number of shares, Unvested	68,125
Weighted Average Grant Date Fair Value - Unvested	$ 0.00001